Equity (Tables)	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Schedule of Estimated Fair Values of the Warrants Measured	During the year ended December 31, 2021, the estimated fair value of the warrants as follows:
Stock price at time of issuance	$0.283 - 1.602
Exercise price	$3.00
Expected term	2 - 5 years
Expected average volatility	75 - 95%
Expected dividend yield	0
Risk-free interest rate	0.16 - 1.08%

June 30,
2023
Exercise price	$4.78 - 7.02
Expected term	5.25 - 7.00 years
Expected average volatility	70% - 76%
Expected dividend yield	-
Risk-free interest rate	3.48% - 4.27%

Schedule of Activity	A summary of activity during the six months ended June 30, 2023 is as follows:
	Warrant	Weighted-Average	Weighted-Average
	Outstanding	Exercise Price	Life (years)
Balance as of December 31, 2022	3,247,500	$3.00	0.44
Grants	-	-	-
Exercised	(816,667)	3.00	-
Expired	-	-	-
Balance as of June 30, 2023	2,430,833	$3.00	0.35
	Stock options	Weighted-Average	Weighted-Average
	Outstanding	Exercise Price	Life (years)
Balance as of December 31, 2022	2,394,150	$7.18	9.11
Grants	312,500	5.06	10.00
Exercised	-	-	-
Forfeited	(27,592)	6.88	-
Expired	-	-	-
Balance as of June 30, 2023	2,679,058	$6.97	8.80

Exercisable as of June 30, 2023	1,567,950	$5.95	8.40